Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,845,720
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 9,691,440.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,338.39
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.0001 par value per share (the "Common Stock") of C4 Therapeutics, Inc. (the "Registrant") that become issuable under the Registrant's 2020 Stock Option and Incentive Plan (the "2020 Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transactions. (2) Represents 4,845,720 shares of Common issuable under the 2020 Plan, which represents the automatic annual increase to the number of shares available for issuance under the 2020 Plan effective as of January 1, 2026. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended. The price per share and aggregate offering price are calculated based on the average of the high and low price of the registrant's Common Stock as reported on the NASDAQ Global Select Market on February 19, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	248,360
Proposed Maximum Offering Price per Unit	1.88
Maximum Aggregate Offering Price	$ 466,916.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 64.48
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Registrant that may from time to time be offered or issued by reason of any stock dividend, stock split, recapitalization or any other similar transactions. (2) Represents the aggregate number of shares of the registrant's common stock issuable under new hire inducement stock option awards granted under Nasdaq Listing Rule 5635(c)(4). (3) Estimated in accordance with Rule 457(h) of the Securities Act, solely for the purpose of calculating the registration fee, based on the weighted average exercise price of the applicable inducement stock option award.